Federated Government Obligations Fund

Cash II Shares

Cash Series Shares

Federated Government Obligations Tax-Managed Fund

Automated Shares

Federated Government Reserves Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Federated Trust for U.S. Treasury Obligations

Cash II Shares

Cash Series Shares

(Collectively, the “Funds” and/or the “Classes”)

Portfolios of Money Market Obligations Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on September 29, 2015, Accession No. 0001623632-15-001538. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE